Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
Derivative Financial Instruments
Interest Rate Hedges
The Company uses hedge transactions, which are accounted for as cash flow hedges, to limit the Company's risk on a portion of its variable-rate debt.
During June 2009, the Company entered into an interest rate derivative transaction in the form of a three-year interest rate swap with a notional amount of $350.0, which became effective on June 30, 2009 and expired on June 30, 2012. This hedge swapped the underlying variable rate for a fixed rate of 2.353%. During September 2009, the Company entered into an additional interest rate derivative transaction in the form of a three-year interest rate swap with a notional amount of $250.0, which became effective on September 30, 2009 and expired on September 30, 2012. This hedge swapped the underlying variable rate for a fixed rate of 2.140%.
During June 2010, the Company entered into an interest rate derivative transaction in the form of a three-year interest rate swap with a notional amount of $255.0, which became effective on June 30, 2010. This hedge swaps the underlying variable rate for a fixed rate of 1.264%.
The following presents the fair values of these derivative instruments and the classification in the consolidated balance sheets.

Derivatives Designated as Cash Flow Hedging Instruments:	Balance Sheet Classification	December 31, 2012	December 31, 2011
Interest rate swaps	Other current liabilities	$1.3	$6.1
	Other liabilities	—	2.9

Fair value of interest rate swaps is based on forward-looking interest rate curves as provided by the counterparty, adjusted for the Company's credit risk.
These derivative instruments were ineffective during fiscal year 2012 and the period December 22 to December 21, 2011 and had no ineffective portions during the period January 1 to December 21, 2011 and fiscal year 2010. Accordingly, no amounts were required to be reclassified from accumulated other comprehensive income to the consolidated statements of operations in 2010 due to ineffectiveness. The following presents the effect of these derivative instruments (effective and ineffective portion) on other comprehensive income and amounts reclassified from accumulated other comprehensive income into interest expense.

	Successor		Predecessor
	Year ended December 31, 2012	December 22 to December 31, 2011	January 1 to December 21, 2011	Year ended December 31, 2010

Interest Rate Swaps:
Loss recognized in other comprehensive income (effective portion)	$—	$0.1	$5.8	$23.3
Loss reclassified from other comprehensive income into interest expense (effective portion)	0.1	—	12.9	19.7
Loss recognized in interest expense (ineffective portion)	1.8	0.1	—	—

The following presents the balances and net changes in the accumulated other comprehensive income related to these derivative instruments, net of income taxes:

	Successor		Predecessor
Balances and Net Changes:	Year ended December 31, 2012	December 22 to December 31, 2011	January 1 to December 21, 2011
Balance at beginning of period	$0.1	$6.5	$10.9
Change in ownership	—	(6.5)	—
Loss reclassified from accumulated other comprehensive income into interest expense, net of taxes of $0.0, $0.0 and $5.0	(0.1)	—	(7.9)
Net change in fair value of interest rate swaps (effective portion), net of taxes of $0.0, $0.0 and $2.3	—	0.1	3.5
Balance at end of period	$—	$0.1	$6.5